Investment in Aqualung - Narrative (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)
Disclosure of financial assets [line items]
Fair value gain reflected in net loss	$ (238)	$ 2,752
Fair value investment	$ 5,400	5,400
Aqualung Carbon Capture AS
Disclosure of financial assets [line items]
Fair value gain reflected in net loss		$ 2,800